DODIE KENT
                                   Vice President and Associate General Counsel
                                                                 (212) 314-3970
                                                             Fax:(212) 707-1791

                                                               January 30, 2007


VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  AXA Equitable Life Insurance Company
     Form N-4 Registration Statement
     File Nos. 333-05593 and 811-07659
     CIK #:  0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith Post-Effective Amendment No. 45 to AXA Equitable's Form N-4 Registration Statement (File No. 333-05593) under the Securities Act of 1933 ("1933 Act") and Amendment No. 175 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to AXA Equitable's Separate Account 49.

This Post-Effective Amendment to the Registration Statement relates to a new version of the Accumulator(R) variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable's Separate Account 49. The contract will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account 49, and the distributors of Accumulator(R) contracts are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

The principal differences between the new version of Accumulator(R) ("new contract") and the current version ("old contract") are outlined below. The old contract is also covered by AXA Equitable's Form N-4 Registration Statement 333-05593 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Post-Effective amendment becomes effective, and subject to state approval, the new contract will replace the old contract for new offers and sales.

The principal differences between the old contract and the new contract are as follows:

o The new contract offers two additional enhanced death benefits: (i) the Greater of 6.5% to age 85 or Annual Ratchet to age 85 enhanced death benefit with annual resets and (ii) the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (for issue ages 76-80 only).

o The new contract offers our Guaranteed minimum income benefit that includes a choice of a 6% or 6 1/2% Roll-Up benefit base.
         Under both options, a new annual benefit base reset is available.

o        The addition of the qualified defined benefit plan market

o        The permissibility of collateral assignments

We anticipate launching the new contract on or about April 30, 2007. In order to do so, we would like to begin printing the prospectus no later than April 5, 2007, and therefore hope we will be able to work through any comments or issues by that date. To that end, we would greatly appreciate and Staff comments by March 6, 2007 or as soon as practicable thereafter. We will then file an additional post-effective amendment that will address any Staff comments, add financial information, expense examples, illustrations, fixed maturity option calculations, underlying portfolio information and certain end of the year financial data contained throughout the prospectus, to the prospectus and statement of additional information. Also, we will provide and additional exhibits (including contract forms) that might be necessary.

In addition, the changes to the new contract will also be made to contracts covered by the following three Form N-4 Registration Statements: File Nos. 333-64749, 333-60730 and 333-31131. AXA Equitable hereby proposes to file the substantially identically modified prospectuses and statements of additional information via post-effective amendment to each of those three Form N-4 registration statements pursuant to Rule 485(b)(1)(vii). AXA Equitable hereby represents that the prospectuses and statements of additional information will reflect any changes to the prospectus and statement of additional information filed in this Registration Statement made pursuant to comments from the Staff. We note that this filing approach is consistent with the SEC Staff's November 7, 1996 generic comment letter in which the Staff stated that it had granted approval under this provision when registrants were "simultaneously making a number of filings that contained identical changes, rendering separate Staff review of each filing duplicative." (1996 SEC No-Act, Lexis 840 (Nov. 7, 1996)). After Staff review of this filing, we will then file the identical prospectuses in our related S-3 Registration Statement (File No. 333-104713).

To facilitate the Staff's review, we are including with the Staff's courtesy copy of this letter, a precisely marked copy of the prospectus and statement of additional information contained in this filing that shows how it differs from the current Accumlator(R) prospectus and statement of additional information.

Please contact the undersigned at (212) 314-3970 or, in my absence, Christopher
E. Palmer of Goodwin Procter LLP at (202) 346-4253. Thank you in advance for your prompt attention to this matter.

                                                     Very truly yours,

                                                     /s/ Dodie Kent
                                                     ------------------
                                                     Dodie Kent

cc: Sonny Oh, Esq.
    Christopher E. Palmer, Esq.



                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104